RETIREMENT BENEFITS - Discount Rate and Expected Rate of Return (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on assets (as a percent)	6.80%	7.00%
Expected return on plan assets	$ 886	$ 893	$ 878
Expected return on assets (as a percent)	7.00%	7.00%	7.00%
Actual return on plan assets	$ 967
Non-U.S. Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on plan assets	$ 287	$ 323	$ 384
U.S. pension and postretirement benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Expected return on assets (as a percent)	6.80%	7.00%	7.00%
Expected return on assets (as a percent)	7.00%	7.00%	7.00%
Actual rate of return (as a percent)	4.90%	(1.70%)	7.80%
Top 5 Non-US Countries | U.S. pension and postretirement benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate established rounding convention	0.005
JAPAN | U.S. pension and postretirement benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate established rounding convention	0.01
All Other Countries | U.S. pension and postretirement benefit plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Discount rate established rounding convention	0.025